Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accured expenses and other current liabilities
	December 31,
	2021	2020

Employees and payroll accruals	$1,879	$971
Accrued expenses	1,787	681
IIA deferred grants	269	241
Other liabilities	5	10

	$3,940	$1,903